Interest and Other Income (Tables)	6 Months Ended
Dec. 31, 2020
Interest and Other Income [Abstract]
Schedule of interest and other income

	31 December 2020 A$	31 December 2019 A$
Interest and other income
Interest income	6,553	14,133
	6,553	14,133

Other Income
R&D tax incentive	1,883,325	1,855,172
COVID-19 relief	41,064	-
	1,924,389	1,855,172